Stock-based compensation - Plan activity (Details) (CAD)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Exercised (options)			(295,230)
Share option plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (options)	2,213,280		3,029,734
Granted (options)			177,400
Exercised (options)	(385,880)	[1]	(295,230)	[1]
Forfeited (options)	(61,480)		(698,624)
Ending balance (options)	1,765,920		2,213,280
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning balance (CAD per share)	5.51		5.70
Granted (CAD per share)			5.91
Exercised (CAD per share)	3.49	[1]	3.98	[1]
Forfeited (CAD per share)	7.83		7.12
Ending balance (CAD per share)	5.87		5.51
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Number of options granted			177,400
Senior executive stock option plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted (options)	258,200		550,000
Exercised (options)	(291,800)		0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Number of options granted	258,200		550,000
Weighted average fair value per option granted (CAD per share)	0.08		1.71
Senior executive stock option plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Dividend yield	2.20%
Expected volatility	49.68%		39.12%
Risk-free interest rate	0.25%		0.22%
Expected life (years)	0 years 5 months		1 year 5 months
Liability classified restricted share unit plan | Restricted share units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (units)	1,023,944		1,110,275
Granted/issued (units)			555,204
Dividend equivalents granted/issued (units)	695
Vested (units)	(350,271)		(154,330)
Forfeited (units)	(58,865)		(487,205)
Ending balance (units)	615,503		1,023,944
Equity classified restricted share unit plan | Restricted share units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (units)	0
Granted/issued (units)	274,256
Dividend equivalents granted/issued (units)	11,557
Vested (units)	(605)		0
Forfeited (units)	(22,300)
Ending balance (units)	262,908		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, beginning of period (CAD per unit)	0.00
Granted/Issued, Weighted average exercise price (CAD per unit)	7.98
Dividend equivalents granted/issued, Weighted average exercise price (CAD per unit)	6.15
Vested, Weighted average exercise price (CAD per unit)	7.75
Forfeited, Weighted average exercise price (CAD per unit)	7.87
Outstanding, end of period (CAD per unit)	7.91		0.00
Liability classified deferred stock unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (units)	586,834		625,156
Granted/issued (units)	7,674		141,509
Vested (units)	(63,886)		(179,831)
Ending balance (units)	530,622		586,834
Equity classified deferred stock unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (units)	0
Granted/issued (units)	161,007
Dividend equivalents granted/issued (units)	8,721
Ending balance (units)	169,728
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Outstanding, beginning of period (CAD per unit)	0.00
Granted/Issued, Weighted average exercise price (CAD per unit)	6.52
Dividend equivalents granted/issued, Weighted average exercise price (CAD per unit)	6.10
Outstanding, end of period (CAD per unit)	6.50

[1]	All stock options exercised resulted in new common shares being issued (note 17(a))